Related party transactions and Directors' remuneration - Disclosure of remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 33.3	£ 32.4	£ 37.8
Pension costs	0.0	0.0	0.0
Other long-term benefits	7.2	7.8	8.5
Share-based payments	10.2	9.8	12.2
Employer social security charges on emoluments	6.3	6.7	7.2
Costs recognised for accounting purposes	57.0	56.7	65.7
Employer social security charges on emoluments	(6.3)	(6.7)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	1.1	0.0	3.1
Share-based payments – difference between awards granted and costs recognised	6.0	6.5	6.9
Total remuneration awarded	£ 57.8	£ 56.5	£ 68.5